SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	91,334
Stock Issued During Period, Value, New Issues	$ 127,000			$ 104,000	$ 2,320,000	$ 650,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	2,284,272	1,515,995	1,097,758
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.36	$ 2.02	$ 2.33
Stock Granted, Value, Share-based Compensation, Gross		962,000	958,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		91,334
Stock Issued During Period, Value, New Issues		127,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		7 years
Stock Granted, Value, Share-based Compensation, Gross		$ 962,000
Warrants Issued To Purchase Common Stock		96,000
Warrant Exercise Price		$ 3.00
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		1,948,902
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		47,800
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		7,800
Sharebased Compensation Arrangement By Sharebased Payment Award Options Vested Number Of Shares Per Month		10,000
Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		16,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Vested Number Of Shares Per Month		20,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.42
Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.29